SUPPLEMENTARY CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2019
Supplementary Cash Flow Information [Abstract]
SUPPLEMENTARY CASH FLOW INFORMATION	SUPPLEMENTARY CASH FLOW INFORMATION
Non-Cash Investing and Financing Transactions

For the years ended December 31,	2019	2018
Interest capitalized to assets under construction (Note 22)	$—	$8.3
Issue of common shares on vesting of restricted share units (Note 30(a))	$3.4	$2.3

Net Change in Working Capital

For the years ended December 31,	2019	2018
Net (increase) decrease in:
Trade and other receivables	$18.0	$1.7
Inventories	(1.5)	(67.0)
Other assets	10.6	(28.0)
Net increase (decrease) in:
Trade and other payables	(56.5)	(39.9)
Other liabilities	(15.6)	(2.3)
Movement in above related to foreign exchange	(23.7)	(26.6)
Net change in working capital (i)	$(68.7)	$(162.1)
(i)Change in working capital is net of items related to Property, Plant and Equipment.
Cash and Cash Equivalents

As at December 31,	2019	2018
Cash at bank	$156.3	$97.8
Bank short-term deposits	2.5	0.7
Total cash and cash equivalents (i)	$158.8	$98.5
(i)Cash and cash equivalents consist of cash on hand, cash on deposit with banks, bank term deposits and highly liquid short-term investments with terms of less than 90 days from the date of acquisition.

Other Non-Cash Expenses

For the years ended December 31,	2019	2018
Loss on disposal and write-down of assets	$31.5	$19.7
Amortization of union negotiation bonuses	10.0	10.8
Provision on indirect taxes	(2.5)	13.0
Other expenses	7.2	6.9
Total non-cash expenses	$46.2	$50.4

Changes in Liabilities Arising from Financing Activities

The table below details changes in the Company’s liabilities arising from financing activities. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Company’s consolidated statement of cash flows as cash flows from financing activities.

	2019			2018
	Debt	Accrued interest (i)	Lease liabilities	Debt	Accrued interest (i)
At January 1,	$1,758.7	$12.6	$41.8	$1,857.7	$12.6
Changes from financing cash flows
Debt issued	240.0	—	—	460.0	—
Debt repayments	(952.5)	—	—	(486.5)	—
Interest paid	—	(80.0)	(4.4)	—	(76.3)
Payment of lease liabilities	—	—	(16.8)	—	—
Other changes
Interest expense	—	71.8	4.4	—	75.6
Capitalized interest	—	—	—	—	8.3
Capitalized interest paid	—	—	—	—	(6.3)
New leases	—	—	26.2	—	—
Changes arising from disposal of subsidiaries	—	—	(7.7)	(75.0)	—
Other	1.7	(0.4)	—	2.5	(1.3)
At December 31,	$1,047.9	$4.0	$43.5	$1,758.7	$12.6
(i) Included in Note 25: Trade and Other Payables.